STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2014		$ 819	$ 252,120		$ (1,620)	$ (76,339)	$ 174,980
Balance, shares at Dec. 31, 2014		33,319,923					33,319,923
Exercise of stock options		$ 18	114				$ 132
Exercise of stock options, shares		263,179					103,267
Treasury stock acquired, net	[1]			(166)			$ (166)
Treasury stock acquired, net, shares	[1]	(25,000)					(25,000)
Stock-based compensation			7,151				$ 7,151
Other comprehensive income (loss)					1,150		1,150
Net loss						(19,842)	(19,842)
Balance at Dec. 31, 2015		$ 837	259,385	(166)	(470)	(96,181)	$ 163,405
Balance, shares at Dec. 31, 2015		33,558,102					33,558,102
Exercise of stock options		$ 6	236				$ 242
Exercise of stock options, shares		290,617					138,157
Treasury stock acquired, net	[1]			(3,832)			$ (3,832)
Treasury stock acquired, net, shares	[1]	(791,000)					(791,000)
Stock-based compensation			5,161				$ 5,161
Other comprehensive income (loss)					321		321
Net loss						(7,994)	(7,994)
Balance at Dec. 31, 2016		$ 843	264,782	(3,998)	(149)	(104,175)	$ 157,303
Balance, shares at Dec. 31, 2016		33,057,719					33,057,719
Exercise of stock options		$ 8	354				$ 362
Exercise of stock options, shares		425,543					99,517
Stock-based compensation			3,351				$ 3,351
Other comprehensive income (loss)					185		185
Net loss						(18,072)	(18,072)
Balance at Dec. 31, 2017		$ 851	$ 268,487	$ (3,998)	$ 36	$ (122,247)	$ 143,129
Balance, shares at Dec. 31, 2017		33,483,262					33,483,262

[1]	Including acquisition expenses of $ 5 and $ 35 for the years ended December 31, 2016 and 2015, respectively.